THE PRIVATE SHARES FUND

Schedule of Investments

September 30, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

common stock in public companies(a),(b)— 6.5%
Aerospace — 1.6%
Voyager Technologies, Inc.	Mar 2022	544,823	$14,999,950	$16,224,829
Finance/Payments — 3.9%
Circle Internet Group, Inc.	Apr 2018	290,200	2,604,826	38,474,716
Healthcare/Biotech — 1.0%
Omada Health, Inc.	Dec 2021	444,800	7,999,995	9,834,528
TOTAL COMMON STOCK IN PUBLIC COMPANIES			25,604,771	64,534,073

Common Stock in Private Companies(a),(b)— 37.9%
3D Printing — 0.1%
Carbon, Inc.	Jun 2019	158,853	2,125,214	826,036
Advertising — 1.9%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	514,423
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	15,433,192
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,696,346
			19,140,858	18,643,961
Aerospace — 8.1%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	3,666,287
Relativity Space, Inc.	Oct 2021	12,165	20,299,986	51,882
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	76,389,960
			32,786,734	80,108,129
AgTech — 0.0%
Farmer's Business Network, Inc.	Sep 2021	87,500	5,042,625	326,375
Analytics/Big Data — 5.2%
Content Square SAS	Dec 2023	586,390	3,894,219	6,661,390
Dataminr, Inc.	Sep 2015	567,043	6,559,226	14,357,529
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,412,000
INRIX, Inc.	May 2014	133,238	3,026,250	6,029,020
SingleStore, Inc.	May 2020	2,148,366	10,359,604	11,730,078
Tealium, Inc.	Sep 2020	200,000	1,300,000	3,150,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	4,010,032
			31,003,457	51,350,049
Artificial Intelligence — 4.1%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,753,750
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	11,225,268
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	16,138,519
			24,290,035	40,117,537
Education — 0.6%
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	6,447,600

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b)— 37.9% (Continued)
Enterprise Software — 3.6%
Automation Anywhere, Inc.	Jul 2021	189,449	$4,019,940	$2,057,416
Docker, Inc.	May 2017	2,500	531,250	20,500
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	21,302,568
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	8,879,208
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,345,250
Trax, Ltd.	Mar 2020	149,970	5,100,000	1,855,129
			24,292,924	35,460,071
Finance/Payments — 4.3%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	24,374,416
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	3,403,968
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	5,136,743
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	102,534
Upgrade, Inc.	Apr 2022	1,861,053	5,900,002	9,081,939
			30,991,047	42,099,600
FoodTech — 0.4%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	3,956,429
Games — 1.1%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	11,392,513
Hardware — 0.0%
Hydrow, Inc.	Feb 2022	14,172,560	4,999,989	473,364
Healthcare/Biotech — 1.8%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	4,967,100
Color Health, Inc.	Feb 2022	139,486	10,039,927	1,683,596
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	10,222,120
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	458,230
			24,861,588	17,331,046
Security — 4.8%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	25,037,624
Contrast Security, Inc.	Sep 2022	31,250	255,000	260,625
Cybereason, Inc.	Apr 2025	2,115,128	7,631,457	1,336,338
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	10,523,371
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,610,380
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,235,200
			46,062,153	47,003,538
Software — 1.6%
Discord, Inc.	Dec 2021	36,603	13,338,825	14,317,995
Roofstock, Inc.	Jun 2024	127,231	6,130,637	1,136,173
			19,469,462	15,454,168

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b)— 37.9% (Continued)
Transportation — 0.3%
Flexport, Inc.	Jul 2022	538,387	$7,256,025	$2,837,299
TOTAL COMMON STOCK IN PRIVATE COMPANIES			290,146,820	373,827,715

Preferred Stock in Private Companies(a),(b)— 39.6%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	186,000
Aerospace — 4.8%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	3,998,627
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	13,493,518
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,686,860
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	6,657,117
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,374,684
Relativity Space, Inc., Preferred Series 1A	May 2025	1,172,360	4,999,998	4,999,998
Relativity Space, Inc., Preferred Series Z	May 2025	9,999	0	9,999,000
Xplore, Inc., Preferred Series A1	Feb 2022	237,524	1,000,000	1,250,001
			34,632,614	47,459,805
AgTech — 0.5%
Farmer's Business Network, Inc., Preferred Series G	Sep 2021	160,880	10,199,946	4,478,899
Analytics/Big Data — 1.5%
Content Square SAS, Preferred Series F	Dec 2023	160,410	1,693,701	2,415,774
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	506,400
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,215,399
Dataminr, Inc., Preferred Series C	Sep 2025	388,350	4,000,005	9,833,022
			6,757,917	14,970,595
Artificial Intelligence — 2.5%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	19,172,824
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	144,349
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	873,185
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	3,889,750
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	196,950
			27,300,067	24,277,058
Clean Technology — 0.1%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	820,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	559,865
			2,019,999	1,379,865
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	124,430

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b)— 39.6% (Continued)
e-Commerce — 7.3%
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	$1,999,999	$11,865,590
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	40,943,773
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	18,778,690
			26,999,976	71,588,053
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	1,284,115
Enterprise Software — 5.0%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	2,514,000
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	2,029,685
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,802,636
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	9,905,142
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	106,006	763,277	1,193,628
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Senior Series E	Jul 2025	532,837	3,836,718	5,999,745
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	319,105	2,488,949	3,593,122
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Senior Series F	Jul 2025	1,603,971	12,511,044	18,060,714
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	876,639
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,655,348
			34,881,061	49,630,659
Finance/Payments — 6.1%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	5,323,314
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	5,674,616
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,202,116
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	12,801,092
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	3,270,940
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	30,467
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	24,429
Ripple Labs, Inc., Preferred Series A	Dec 2018	40,697	488,364	10,174,250
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	16,055,200
			48,726,744	60,556,424
FoodTech — 0.5%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	4,472,000

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Shares/Principal	Cost	Fair Value

Preferred Stock in Private Companies(a),(b)— 39.6% (Continued)
Healthcare/Biotech — 2.0%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	$210,304	$298,458
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,119,999	2,273,936
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	303,329	10,786,170	16,579,963
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	511,060
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	262,850
			15,491,426	19,926,267
Security — 1.8%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	6,909,807
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	9,712,731
Cybereason, Inc., Preferred Series H	Apr 2025	175,604	110,947	110,946
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	1,148,520
			19,988,748	17,882,004
Software — 4.9%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,738,990
Tradeshift Holdings, Inc., Preferred Series 3	Jun 2021	28,797,969	12,551,436	41,469,075
			22,551,426	48,208,065
Transportation — 2.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	515,650
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,217,920
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	617,214
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	3,057,470
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	367,793
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	473,373
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,260,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	2,051,546
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	5,988,304
			30,233,766	24,549,270
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			290,259,091	390,973,509

Convertible Notes of Private Companies(a),(b)— 4.7%
Aerospace — 0.0%
Radian Aerospace, Inc., 10.00% 8/29/2026	Sep 2025	$400,000	400,000	400,000
AgTech — 0.0%
Farmer's Business Network, Inc., 15.00% 9/28/2026	Sep 2023	$350,000	350,000	350,000

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Principal/Units	Cost	Fair Value

CONVERTIBLE NOTES OF PRIVATE COMPANIES(a),(b)— 4.7% (Continued)
ANALYTICS/BIG DATA — 0.1%
Dataminr, Inc., 10.00% 2/28/2030	Jun 2025	$1,000,000	$1,000,000	$1,000,000

ARTIFICIAL INTELLIGENCE — 0.4%
Nanotronics Imaging, Inc., 5.00% 4/25/2026	Apr 2023	$3,000,000	3,000,000	3,555,809

ENTERPRISE SOFTWARE — 0.2%
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), 18.00% 5/20/2032	Jul 2025	$2,000,000	2,000,000	2,355,069

HOSTING/STORAGE — 1.1%
TMGcore, Inc., 4.00% 9/30/2028	Dec 2021	$10,476,362	10,476,362	10,494,731

SOFTWARE — 0.3%
Tradeshift Holdings, Inc., 0.00% 7/31/2026	Apr 2023	$2,227,053	2,227,053	2,227,053
Tradeshift Holdings, Inc., 0.00% 9/5/2026	Sep 2024	$500,000	500,000	500,000
			2,727,053	2,727,053
TRANSPORTATION — 2.6%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 10/29/2026(c)	Oct 2021	$18,356,796	18,356,796	24,203,033
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$10,418,495	252,362	1,328,842
			18,609,158	25,531,875
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			38,562,573	46,414,537

UNITS OF PRIVATE COMPANIES(a),(b) — 0.0%
SECURITY — 0.0%
Excalibur CombineCo, L.P. Class A Units	Jun 2023	194	193,878	193,857
TOTAL UNITS OF PRIVATE COMPANIES			193,878	193,857

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.1%
AEROSPACE — 0.0%
Radian Aerospace, Inc., Exercise Price $0.01, Exercise Date 2/27/2033	Sep 2025	121,581	0	399,476

SOFTWARE — 0.1%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	136,958
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	273,917
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	136,958
			9,534,251	547,833

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Units	Cost	Fair Value

WARRANTS OF PRIVATE COMPANIES(a),(b) — 0.1% (Continued)
TRANSPORTATION — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	$807	$91,687
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	1,038,996

SPECIAL PURPOSE VEHICLES(a),(b),(d)— 7.9%
AGTECH — 0.8%
Stage 1 Growth Fund, LLC, Series CiBO (invested in CIBO Technologies, Inc., Preferred Series C1)	Aug 2021	1,298,566	3,210,057	3,116,558
Stage 1 Growth Fund, LLC Series Invaio (invested in Invaio Sciences, Inc., Preferred Series C)	Mar 2021	1,061,390	5,150,000	5,222,039
			8,360,057	8,338,597
ANALYTICS/BIG DATA — 3.2%
KVC Select, LLC (Invested in Dremio Corp., 22.3% Common Stock and 77.7% Preferred Series E)	Dec 2021	636,258	5,213,383	4,378,178
Tiger Global PIP 12-1, LLC (invested in Databricks, Inc., Preferred Series G)	Jul 2022	182,664	10,815,024	27,399,600
			16,028,407	31,777,778
ARTIFICIAL INTELLIGENCE — 1.7%
HOF Capital WH Strategic Opportunities Fund, LP (invested in X.AI, Corp., Preferred Series B)	May 2024	267,335	3,296,000	9,773,767
MVP Opportunity Fund VI LLC, Series 24G (invested in X.AI, Corp., Preferred Series C)	Nov 2024	42,794	1,000,000	1,564,549
SC JAL, LLC (invested in X.AI, Corp., Preferred Series B)	May 2024	150,375	1,854,000	5,497,710
			6,150,000	16,836,026
CLEAN TECHNOLOGY — 0.0%
Stage 1 Growth Fund, LLC Series WiTricity Holdings (invested in WiTricity Holdings, Inc. Common Stock)	Mar 2021	166,667	1,667	65,000

E-COMMERCE — 0.2%
Irving Investors Privates OSC XXXVIII, LLC (invested in 1661, Inc. (d.b.a GOAT), 14.9% Common Stock, 13.1% Preferred Series A-1, 0.3% Preferred Series A-5, 17.1% Preferred Series A-7, 27.0% Preferred Series B, and 27.7% Preferred Series C)	Sep 2021	859,200	5,100,463	2,319,840

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

	Acquisition Date	Units/ Commitment	Cost	Fair Value

SPECIAL PURPOSE VEHICLES(a),(b),(d)— 7.9% (Continued)
EDUCATION — 0.4%
GSV ERS LP (invested in Eruditus Learning Solutions Pte., Ltd. Common Stock)	Aug 2021	36,264	$5,169,490	$4,010,436

ENTERPRISE SOFTWARE — 0.3%
KVC Select, LLC (invested in Ocrolus, Inc., Preferred Series C)	Aug 2021	438,327	3,137,450	2,822,826

FINANCE/PAYMENTS — 0.5%
ParaFi Private Opportunities, LLC - Series J (invested in ConsenSys Software, Inc., Preferred Series D)	Feb 2022	35,699	5,075,000	4,477,369

FOODTECH — 0.4%
Khosla Ventures IFSPV II-B, LLC (invested in Impossible Foods, Inc., 74.2% Preferred Series H-1 and 25.8% Preferred Series H-2)	Nov 2021	206,883	5,050,000	3,715,619

SOFTWARE — 0.4%
Artist Edge Partners IV, LP (invested in Discord, Inc. Common Stock)	Dec 2021	9,091	5,125,792	3,556,126
TOTAL SPECIAL PURPOSE VEHICLES			59,198,325	77,919,617

SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES(a),(b)— 0.0%
ARTIFICIAL INTELLIGENCE — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			250,000	250,000

PRIVATE FUNDS(a),(b)— 0.5%
PRIVATE FUNDS — 0.5%
Northgate Growth Fund III	Dec 2022	4,450,000	4,450,000	4,521,080
TOTAL PRIVATE FUNDS			4,450,000	4,521,080

SHORT-TERM INVESTMENTS — 2.6%
MUTUAL FUNDS — 2.6%
UMB Money Market II Special, 3.94%(e)			25,498,281	25,498,281
TOTAL SHORT-TERM INVESTMENTS			25,498,281	25,498,281

TOTAL INVESTMENTS — 99.8%			743,698,797	985,171,665
Other assets less liabilities — 0.2%				2,334,640

NET ASSETS — 100.0%				$987,506,305

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2025 (Unaudited)

LLC – Limited Liability Company

LP – Limited Partnership

(a)	Debt positions (convertible notes of private companies) are income producing, all other positions are Equity positions and are non-income producing, except for short-term investments.

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

As of September 30, 2025 restricted securities represented 97.18% of the net assets of the Fund.

(c)	Denotes a variable rate security. The rate shown is the current interest rate as of September 30, 2025.

(d)	The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(e)	Represents the 7-day effective yield as of September 30, 2025.

All issuers are based in the United States, except for OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France, respectively.